Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 27, 2024 USD ($) shares $ / shares Rate	Mar. 28, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false
A. Rachel Leheny [Member]
Awards Close in Time to MNPI Disclosures
Name		A. Rachel Leheny	A. Rachel Leheny
Underlying Securities | shares		115,000	115,000
Exercise Price | $ / shares		$ 4.16	$ 4.16
Fair Value as of Grant Date | $		$ 418,255	$ 413,296
Underlying Security Market Price Change | Rate		1.70%	(5.90%)
Eric Roberts [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric Roberts	Eric Roberts
Underlying Securities | shares		77,500	77,500
Exercise Price | $ / shares		$ 4.16	$ 4.16
Fair Value as of Grant Date | $		$ 282,595	$ 278,526
Underlying Security Market Price Change | Rate		1.70%	(5.90%)
Sudarshan Hebbar [Member]
Awards Close in Time to MNPI Disclosures
Name		Sudarshan Hebbar	Sudarshan Hebbar
Underlying Securities | shares		82,500	82,500
Exercise Price | $ / shares		$ 4.16	$ 4.16
Fair Value as of Grant Date | $		$ 300,727	$ 296,495
Underlying Security Market Price Change | Rate		1.70%	(5.90%)